Alternative Credit Income Fund

PORTFOLIO OF INVESTMENTS

December 31, 2020 (Unaudited)

	Coupon	Reference Rate & Spread	Maturity	Principal	Value
BANK LOANS (33.83%)(a)
Beverage, Food and Tobacco (0.93%)
BrightPet(b)	7.25%	3M US L + 6.25%, 1.00% Floor	10/05/2026	$2,000,000	$1,959,843
BrightPet - Revolver	7.25%	3M US L + 6.25%, 1.00% Floor	10/05/2026	500,000	490,000
					2,449,843
Communication Services (1.05%)
Spectrio TL(b)	7.00%	1M US L + 6.00%, 1.00% Floor	12/09/2026	2,823,529	2,788,235

Consumer Discretionary (5.10%)
Bass Pro Group LLC, First Lien Initial Term Loan	5.75%	3M US L + 5.00%, 0.75% Floor	09/25/2024	2,954,198	2,968,453
BBB Industries US Holdings, Inc., Second Lien Term Loan	8.65%	3M US L + 8.50%	06/29/2026	5,000,000	4,525,000
CEC Entertainment, Inc., First Lien DIP Initial Term Loan	9.25%	9.25%	12/30/2025	370,085	462,606
CEC Entertainment, Inc. TL	6.50%	3M US L + 6.50%, 1.00% Floor	12/30/2027	404,740	396,645
Coinamatic Canada, Inc., Second Lien Initial Canadian Term Loan	8.00%	1M US L + 7.00%, 1.00% Floor	05/12/2023	196,756	183,830
Jo-Ann Stores LLC, Second Lien Initial Term Loan	10.25%	1M US L + 9.25%, 1.00% Floor	05/21/2024	4,277,967	3,926,831
Wash MultiFamily Acquisition, Inc., Second Lien Initial US Term Loan	8.00%	1M US L + 7.00%, 1.00% Floor	05/15/2023	1,123,389	1,049,582
					13,512,947
Consumer Staples (3.64%)
8th Avenue Food & Provisions, Inc., Second Lien Term Loan	7.90%	1M US L + 7.75%	10/01/2026	2,500,000	2,481,250
Alphabet Holding Company, Inc., Second Lien Initial Term Loan	7.90%	1M US L + 7.75%	09/26/2025	5,000,000	4,992,500
Winebow Holdings, Inc., First Lien Term Loan	4.75%	1M US L + 3.75%, 1.00% Floor	07/01/2021	2,347,588	2,166,237
					9,639,987
Financials (3.69%)
Asurion LLC, Second Lien Replacement B-2 Term Loan	6.65%	1M US L + 6.50%	08/04/2025	4,696,970	4,742,765
Asurion LLC, First Lien New B-7 Term Loan	3.15%	1M US L + 3.00%	11/03/2024	1,954,887	1,942,181
Riverside Fund V Offshore, L.P.	9.45%	9.45%	03/02/2021	3,125,000	3,093,750
					9,778,696
Health Care (5.35%)
Outcomes Group Holdings, Inc., Second Lien Term Loan	7.75%	3M US L + 7.50%	10/26/2026	1,538,462	1,394,877
Sound Inpatient Physicians, Inc., Second Lien Initial Term Loan	6.90%	1M US L + 6.75%	06/28/2026	1,000,000	995,000
Upstream Rehabilitation, Inc., Second Lien Term Loan	8.65%	1M US L + 8.50%	11/20/2027	7,500,000	7,312,500
Viant Medical Holdings, Inc., Second Lien Initial Term Loan	7.90%	3M US L + 7.75%	07/02/2026	5,000,000	4,462,500
					14,164,877
Industrials (6.75%)
Jazz Acquisition, Inc., Second Lien Term Loan	8.15%	1M US L + 8.00%	06/18/2027	4,000,000	3,290,000
Restaurant Technologies, Inc., Second Lien Initial Term Loan	6.65%	1M US L + 6.50%	10/01/2026	4,500,000	4,275,000
Tempo Acquisition LLC, First Lien Extended Term Loan	3.75%	1M US L + 3.25%, 0.50% Floor	11/02/2026	2,585,522	2,573,409
USS Ultimate Holdings, Inc., Second Lien Initial Term Loan	8.75%	1M US L + 7.75%, 1.00% Floor	08/25/2025	7,750,000	7,742,754
					17,881,163

	Coupon	Reference Rate & Spread	Maturity	Principal	Value
Information Technology (5.67%)
EagleView Technology Corp., Second Lien Term Loan	8.50%	1M US L + 7.50%, 1.00% Floor	08/14/2026	$2,000,000	$1,810,000
Hyland Software, Inc., Second Lien Initial Term Loan	7.75%	3M US L + 7.00%, 0.75% Floor	07/07/2025	1,760,000	1,779,061
Ivanti Software, Inc., Second Lien Term Loan	8.50%	1M US L + 8.50%, 1.00% Floor	10/30/2028	5,000,000	4,981,250
Renaissance Holding Corp., Second Lien Initial Term Loan	7.15%	3M US L + 7.00%	05/29/2026	6,486,683	6,446,141
					15,016,452
Materials (1.65%)
Ball Metalpack Finco LLC, Second Lien Initial Term Loan	9.75%	3M US L + 8.75%, 1.00% Floor	07/31/2026	5,000,000	4,375,000

TOTAL BANK LOANS
(Cost $90,228,347)					89,607,200

BONDS & NOTES (20.48%)
ASSET BACKED SECURITIES (3.26%)(a)(c)
Financials (3.26%)
Bowman Park CLO, Ltd., Class F	7.21%	3M US L + 7.00%	11/23/2025	1,000,000	898,881
Canyon Capital CLO 2014-1, Ltd., Class ER	7.91%	3M US L + 7.70%	01/30/2031	1,000,000	795,366
Jamestown CLO V, Ltd., Class F	6.07%	3M US L + 5.85%	01/17/2027	1,475,620	302,328
OCP CLO 2013-4, Ltd., Class DR	6.98%	3M US L + 6.77%	04/24/2029	1,000,000	969,205
Octagon Investment Partners 36, Ltd., Class F	7.99%	3M US L + 7.75%	04/15/2031	1,000,000	876,190
Octagon Investment Partners XIV, Ltd., Class ER	8.59%	3M US L + 8.35%	07/15/2029	2,132,000	1,857,571
Saranac CLO VII, Ltd., Class ER	6.94%	3M US L + 6.72%	11/20/2029	500,000	290,716
Tralee CLO II, Ltd., Class ER	8.07%	3M US L + 7.85%	07/20/2029	1,000,000	973,883
Tralee CLO II, Ltd., Class FR	9.07%	3M US L + 8.85%	07/20/2029	1,000,000	745,228
Trinitas CLO III, Ltd., Class F	6.74%	3M US L + 6.50%	07/15/2027	582,453	238,277
Voya CLO 2014-2, Ltd., Class ER	7.92%	3M US L + 7.70%	04/17/2030	1,000,000	684,467
					8,632,112
CONVERTIBLE CORPORATE BONDS (1.38%)
Financials (1.38%)
GSV Capital Corp.	4.750%	N/A	03/28/2023	515,000	750,076
Scorpio Tankers, Inc.	3.000%	N/A	05/15/2022	3,025,000	2,909,917
					3,659,993
CORPORATE BONDS (15.84%)
Consumer Staples (15.84%)
Cooke Omega Investments, Inc. / Alpha VesselCo Holdings, Inc.(c)	8.500%	N/A	12/15/2022	6,011,000	6,197,431
Dole Food Co., Inc.(c)	7.250%	N/A	06/15/2025	3,000,000	3,070,935
H-Food Holdings LLC / Hearthside Finance Co., Inc.(c)	8.500%	N/A	06/01/2026	7,978,000	8,369,122
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets, Ltd.(c)	6.500%	N/A	06/20/2027	1,000,000	1,076,875
Monitronics - Escrow(d)	–%	N/A	12/31/2049	2,650,000	–
New Enterprise Stone & Lime Co., Inc.(c)	6.250%	N/A	03/15/2026	1,475,000	1,514,641
New Enterprise Stone & Lime Co., Inc.(c)	9.750%	N/A	07/15/2028	1,000,000	1,100,000
Trident TPI Holdings, Inc.(c)	6.625%	N/A	11/01/2025	2,399,000	2,443,729
Trident TPI Holdings, Inc.(c)	9.250%	N/A	08/01/2024	7,000,000	7,472,500
Wolverine Escrow LLC(c)	13.125%	N/A	11/15/2027	5,000,000	4,037,500
Wolverine Escrow LLC(c)	9.000%	N/A	11/15/2026	2,000,000	1,896,850
Wolverine Escrow LLC(c)	8.500%	N/A	11/15/2024	5,000,000	4,779,525
					41,959,108
TOTAL BONDS & NOTES
(Cost $54,423,868)					54,251,213

	Shares	Value
COMMON EQUITY (17.46%)
Consumer Discretionary (0.27%)
CEC Entertainment, Inc. Equity(e)	79,564	$711,302

Financials (17.19%)
Apollo Investment Corp.	106,332	1,129,778
Ares Capital Corp.	361,124	6,099,384
BlackRock Capital Investment Corp.	492,323	1,324,350
FS KKR Capital Corp.	150,016	2,484,265
FS KKR Capital Corp. II	195,000	3,198,000
Owl Rock Capital Corp.	5,949	75,314
PennantPark Floating Rate Capital Ltd.	303,163	3,192,306
PennantPark Investment Corp.	250,000	1,152,500
Portman Ridge Finance Corp.	255,046	487,138
Solar Capital Ltd.	514,872	9,015,409
Solar Senior Capital Ltd.	178,599	2,582,542
Trinity Capital Inc.(c)(e)	100,000	1,262,026
TriplePoint Venture Growth BDC Corp.	415,109	5,413,021
WhiteHorse Finance, Inc.	524,959	7,144,692
Whiting Petroleum Corp.(e)	39,046	976,150
		45,536,875

TOTAL COMMON EQUITY
(Cost $47,324,583)		46,248,177

	Dividend Rate	Shares	Value
PREFERRED STOCKS (4.68%)
Financials (3.00%)
Maiden Holdings North America, Ltd.	7.750%	88,000	1,906,080
Trinity Capital, Inc.(c)	7.000%	240,000	6,036,000
			7,942,080

Services (1.68%)
Pennfoster(e)	10.750%	4,558,315	4,467,149

TOTAL PREFERRED STOCKS
(Cost $12,468,555)			12,409,229

PRIVATE INVESTMENT FUNDS (25.43%)
BlackRock Global Credit Opportunities Fund, LP(f)			18,532,247
CVC European Mid-Market Solutions Fund(f)			13,495,833
GSO Credit Alpha Fund II LP(f)			8,412,614
Monroe Capital Private Credit Fund III LP(f)			8,425,550
Tree Line Credit Strategies LP(f)			18,492,223

TOTAL PRIVATE INVESTMENT FUNDS
(Cost $67,540,419)			67,358,467

	Shares	Value
WARRANTS (0.07%)
CEC Entertainment, Inc.	237,941	$178,456

TOTAL WARRANTS
(Cost $–)		178,456

SHORT TERM INVESTMENT (4.10%)
Dreyfus Treasury Cash Management, Institutional Class, 0.03%(g)	10,859,596	10,859,596

TOTAL SHORT TERM INVESTMENT
(Cost $10,859,596)		10,859,596

INVESTMENTS, AT VALUE (106.05%)
(Cost $282,845,368)		$280,912,338

LINE OF CREDIT (-5.35%)		(14,167,920)
Other Liabilities In Excess Of Other Assets (-0.70%)(h)		(1,858,786)

NET ASSETS (100.00%)		$264,885,632

Investment Abbreviations:
LIBOR - London Interbank Offered Rate

Reference Rates:
1M US L - 1 Month LIBOR as of December 31, 2020 was 0.14%
3M US L - 3 Month LIBOR as of December 31, 2020 was 0.24%

(a)	Variable rate investment unless otherwise indicated. Interest rates reset periodically. Interest rate shown reflects the rate in effect at December 31, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(b)	This investment has an unfunded commitment as of December 31, 2020.
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of December 31, 2020, the aggregate market value of those securities was $57,889,246, representing 21.85% of net assets.
(d)	Security in default on interest payments.
(e)	Non-income producing security.
(f)	Investment is held through CIF Investments LLC, a wholly-owned subsidiary.
(g)	Money market fund; interest rate reflects seven-day effective yield on December 31, 2020.
(h)	Includes cash held as collateral for written options.

Securities determined to be illiquid/restricted under the procedures approved by the Fund's Board of Trustees are as follows.

Date(s) of Purchase	Security	Cost	Value	% of Net Assets
3/31/2018 - 12/31/2020	BlackRock Global Credit Opportunities Fund	18,186,006	18,532,247	7.0%
12/31/2017 - 6/30/2019	Tree Line Credit Strategies	19,000,000	18,492,223	7.0%
9/30/2017 - 3/31/2020	CVC European Mid-Market Solutions Fund	13,556,610	13,495,833	5.1%
6/30/2018 - 12/31/2020	GSO Credit Alpha Fund II	8,296,543	8,412,614	3.2%
9/30/2018 - 12/31/2020	Monroe Capital Private Credit Fund III	8,501,260	8,425,550	3.2%

Total Illiquid Assets		$67,540,419	$67,358,467	25.5%

Additional information on investments in private investment funds:

Security	Value	Redemption Frequency	Redemption Notice (Days)	Unfunded Commitments as of December 31, 2020
BlackRock Global Credit Opportunities Fund, LP(a)	$18,532,247	N/A	N/A	$6,816,986
CVC European Mid-Market Solutions Fund(b)	13,495,833	N/A	N/A	1,525,516
GSO Credit Alpha Fund II LP(a)	8,412,614	N/A	N/A	6,703,457
Monroe Capital Private Credit Fund III LP(b)	8,425,550	N/A	N/A	1,498,740
Tree Line Credit Strategies LP	18,492,223	Quarterly	90	N/A
Total	$67,358,467			$16,544,699

Unfunded Debt Instruments

Security		Maturity	Unfunded Commitment
BrightPet - Delayed Draw Term Loan	$–	10/05/2026	$1,000,000
BrightPet - Revolver	–	10/05/2026	500,000
Spectrio – Delayed Draw term Loan	–	12/09/2026	1,176,471
Total			$2,676,471

Total Unfunded Commitments			$19,221,170

(a)	A voluntary withdrawal may be permitted at the General Partner's discretion with the General Partner's consent.
(b)	A voluntary withdrawal may be permitted with the General Partner's prior written consent

See Notes to Portfolio of Investments.

Alternative Credit Income Fund

NOTES TO PORTFOLIO OF INVESTMENTS (Unaudited)

December 31, 2020

1. ORGANIZATION

Alternative Credit Income Fund (formerly known as Resource Credit Income Fund) (the “Fund”) was organized as a Delaware statutory trust on December 11, 2014 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a closed-end management investment company that operates as an interval fund with a continuous offering of its shares. During the period that began on October 1, 2020 and ended on October 30, 2020, Resource Alternative Advisor, LLC served as the Fund’s investment adviser. On October 31, 2020, Sierra Crest Investment Management LLC (the “Adviser”) replaced Resource Alternative Advisor, LLC as the Fund’s investment adviser. The Fund’s investment objectives are to produce current income and to achieve capital preservation with moderate volatility and low to moderate correlation to the broader equity markets. Effective December 5, 2019, the Fund is diversified and pursues its investment objectives by investing, under normal circumstances, at least 80% of its assets (defined as net assets plus the amount of any borrowing for investment purposes) in fixed-income and fixed-income related securities.

On February 3, 2020, the Fund formed a wholly-owned subsidiary, CIF Investments LLC, a Delaware corporation.

The Fund currently offers Class A, Class C, Class W, Class I and Class L shares; all classes of shares, except Class L, commenced operations on April 20, 2015. Class L shares commenced operations on July 28, 2017. Class C, Class W and Class I shares are offered at net asset value (“NAV”). Class A shares are offered at NAV plus a maximum sales charge of 5.75% and may also be subject to a 0.50% early withdrawal charge, which will be deducted from repurchase proceeds, for shareholders tendering shares fewer than 365 days after the original purchase date, if (i) the original purchase was for amounts of $1 million or more and (ii) the selling broker received the reallowance of the dealer-manager fee. Class C shares are subject to a 1.00% early withdrawal charge. Class L shares are offered at NAV plus a maximum sales charge of 4.25%. Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures, ongoing service and distribution charges and early withdrawal charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Fund’s income, expenses (other than class-specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is considered an investment company for financial reporting purposes under GAAP. The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update (“ASU”) 2013-08. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ, at the NASDAQ Official Closing Price. Short-term investments that mature in 60 days or less may be valued at amortized cost, provided such valuations represent fair value.

Structured credit and other similar debt securities including, but not limited to, collateralized loan obligations (“CLO”) debt and equity securities, asset-backed securities (“ABS”), commercial mortgage-backed securities (“CMBS”) and other securitized investments backed by certain debt or other receivables (collectively, “Structured Credit Securities”), are valued on the basis of valuations provided by dealers in those instruments and/or independent pricing services recommended by the Adviser and approved by the Fund’s Board of Trustees (the “Board” or “Trustees”). In determining fair value, dealers and pricing services will generally use information with respect to transactions in the securities being valued, quotations from other dealers, market transactions in comparable securities, analyses and evaluations of various relationships between securities and yield to maturity information. The Adviser will, based on its reasonable judgment, select the dealer or pricing service quotation that most accurately reflects the fair market value of the Structured Credit Security while taking into account the information utilized by the dealer or pricing service to formulate the quotation in addition to any other relevant factors. In the event that there is a material discrepancy between quotations received from third-party dealers or the pricing services, the Adviser may (i) use an average of the quotations received or (ii) select an individual quotation that the Adviser, based upon its reasonable judgment, determines to be reasonable. In any instance in which the Adviser selects an individual quotation, the Adviser will provide to the Fund’s Fair Value Committee (the “Valuation Committee”) an analysis of the factors relied upon in the selection of the relevant quotation.

When price quotations for certain securities are not readily available, or if the available quotations are not believed to be reflective of market value by the Adviser, those securities will be valued at “fair value” as determined in good faith by the Fund’s Valuation Committee using procedures adopted by and under the supervision of the Board. There can be no assurance that the Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s NAV.

Fair valuation procedures may be used to value a substantial portion of the assets of the Fund. The Fund may use the fair value of a security to calculate its NAV when, for example, (1) a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and not resumed prior to the normal market close, (3) a portfolio security is not traded in significant volume for a substantial period, or (4) the Adviser determines that the quotation or price for a portfolio security provided by a broker-dealer or independent pricing service is inaccurate.

The “fair value” of securities may be difficult to determine and thus judgment plays a greater role in the valuation process. The fair valuation methodology may include or consider the following guidelines, as appropriate: (1) evaluation of all relevant factors, including but not limited to, pricing history, current market level and supply and demand of the respective security; (2) comparison to the values and current pricing of securities that have comparable characteristics; (3) knowledge of historical market information with respect to the security; and (4) other factors relevant to the security which would include, but not be limited to, duration, yield, fundamental analytical data, the Treasury yield curve and credit quality.

Valuation of Private Investment Funds – The Fund invests a portion of its assets in Private Investment Funds. Private Investment Funds measure their investment assets at fair value and generally report a NAV or its equivalent on a calendar quarter basis. In accordance with ASC 820, the Fund has elected to apply the practical expedient and to value its investments in Private Investment Funds at their respective NAVs at each quarter-end. For non-calendar quarter-end days, the Valuation Committee estimates the fair value of each Private Investment Fund by adjusting the most recent NAV for such Private Investment Fund, as necessary, by the change in a relevant benchmark that the Valuation Committee has deemed to be representative of the underlying securities in the Private Investment Fund.

Loan Participation and Assignments – The Fund may invest in debt instruments, which are interests in amounts owed to lenders (the “Lenders”) by corporate, governmental or other borrowers. The Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of the loans from third parties. When the Fund purchases an interest in a loan in the form of an assignment, the Fund acquires all of the direct rights and obligations of a lender (as such term is defined in the related credit agreement), including the right to vote on amendments or waivers of such credit agreement. However, the Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. Instead, the administration of the loan agreement is often performed by a bank or other financial institution that acts as agent for all Lenders (the “Agent”). Circumstances may arise in connection with which the Agent takes action that contradicts the will of the Lenders. For example, under certain circumstances, an Agent may refuse to declare the borrower in default, despite having received a notice of default from the Lenders. When the Fund purchases an interest in a loan in the form of a participation, the Fund purchases such participation interest from another existing Lender, and consequently, the Fund does not obtain the rights and obligations of the Lenders under the credit agreement, such as the right to vote on amendments or waivers. The Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the Lender from which the Fund has received that participation interest. In this instance, the Fund is subject to both the credit risk of the borrower and the credit risk of the Lender that sold the Fund such participation interest.

The Fund may enter into unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments represent a future obligation in full, even though a percentage of the notional loan amounts may not be utilized by the borrower. The Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a floating rate loan.

Fair Value Measurements – A three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available. In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value.

Various inputs are used in determining the fair value of the Fund's investments as of December 31, 2020. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability at the measurement date; and

Level 3 –	Significant unobservable prices or inputs (including the Fund's own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

An investment level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement. The valuation techniques used by the Fund to measure fair value during the period ended December 31, 2020 maximized the use of observable inputs and minimized the use of unobservable inputs.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk or liquidity associated with investing in those securities. The following is a summary of the fair values according to the inputs used in valuing the Fund's investments as of December 31, 2020:

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Bank Loans(a)	$–	$89,607,200	$–	$89,607,200
Bonds & Notes(a)	–	54,251,213	–	54,251,213
Common Equity(a)
Consumer Discretionary	–	711,302	–	711,302
Financials	44,274,849	1,262,026	–	45,536,875
Preferred Stocks(a)
Insurance	1,906,080	–	–	1,906,080
Private Equity	6,036,000	–	–	6,036,000
Services	–	4,467,149	–	4,467,149
Rights and Warrants(a)	–	178,456	–	178,456
Short Term Investments	10,859,596	–	–	10,859,596
TOTAL	$63,076,525	$150,477,346	$–	$213,553,871
Investments measured at net asset value(a)				$67,358,467
Total Investments, at fair value				$280,912,338

(a)	For detailed descriptions, see the accompanying Portfolio of Investments.

There were no transfers between Level 1, 2 and 3 during the period ended December 31, 2020. It is the Fund's policy to recognize transfers between levels at the end of the reporting period.

Securities Transactions and Investment Income – Investment security transactions are accounted for on a trade date basis. Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Premiums on securities are accreted to the earliest call date and purchase discounts are amortized over the life of the respective securities.